Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Loss carry forward	$ 29,627
Accumulated capital losses	29,774
Deferred tax asset	$ 6,814
Israel [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%